Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0002007691
Registrant Name	IONIC DIGITAL INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A